Shareholder Report, Holdings (Details) - C000016694	Jun. 30, 2025
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%